EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Weighted average effective interest rate (in percent)	7.10%	6.20%	7.10%
Total borrowings	$ 1,234.7	$ 1,066.9	$ 973.0
Borrowing costs	(17.0)	(13.9)	(11.1)
Right-of-use lease liabilities	456.6	521.6	480.0
Total	1,226.3	1,059.6	966.9
Hereof non-current	1,061.0	886.9	849.8
Hereof current	165.3	172.7	117.1
Non-current Liabilities with Covenants
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	776.3	540.5	488.1
ING⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	51.4	57.9	0.0
CEXIM (USD)⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	0.0	0.0	41.1
Eifuku Leasing
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	0.0	0.0	20.9
Showa Leasing
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	0.0	0.0	18.7
Right-of-use lease liabilities
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	8.6	6.6	5.0
Fixed rate borrowings
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	521.0	372.7	233.7
Fixed rate borrowings | At fair value
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Total	$ 544.8	$ 402.8	$ 223.5
Floating interest rate | Syndicate Facility⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	7.20%	6.60%	7.60%
Total	$ 160.0	$ 224.0	$ 143.8
Floating interest rate | DSF Facility⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	6.40%	5.90%	6.70%
Total	$ 123.8	$ 140.1	$ 201.8
Floating interest rate | DSF Facility 2⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	6.20%	5.80%	0.00%
Total	$ 92.0	$ 52.5	$ 0.0
Floating interest rate | DSF Facility 3⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	6.20%	0.00%	0.00%
Total	$ 29.8	$ 0.0	$ 0.0
Floating interest rate | HCOB Facility⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	7.40%	7.80%	9.90%
Total	$ 87.5	$ 31.2	$ 42.4
Floating interest rate | ING⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	6.40%	5.90%	0.00%
Total	$ 51.4	$ 57.9	$ 0.0
Floating interest rate | KFW Facility⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	7.10%	6.40%	7.10%
Total	$ 31.8	$ 34.8	$ 37.9
Floating interest rate | BoComm 2 (USD)
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	7.60%	7.00%	7.40%
Total	$ 62.1	$ 66.7	$ 71.3
Floating interest rate | BoComm 3 (USD)
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	7.90%	7.30%	7.80%
Total	$ 73.5	$ 82.2	$ 90.9
Floating interest rate | Other credit facilities
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	4.30%	4.70%	3.10%
Total	$ 1.8	$ 4.8	$ 4.9
Floating interest rate | CEXIM (USD)⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	0.00%	7.00%
Total	$ 0.0	$ 0.0	$ 41.1
Floating interest rate | HCOB Facility 2⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	0.00%	8.30%
Total	$ 0.0	$ 0.0	$ 21.1
Floating interest rate | BoComm 1 (USD)
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	0.00%	8.70%
Total	$ 0.0	$ 0.0	$ 49.4
Floating interest rate | Eifuku Leasing
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	0.00%	7.90%
Total	$ 0.0	$ 0.0	$ 20.9
Floating interest rate | Showa Leasing
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	0.00%	0.00%	8.60%
Total	$ 0.0	$ 0.0	$ 18.7
Fixed interest rate
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Right-of-use lease liabilities	$ 1,019.7
Fixed interest rate | Bond Facility⁵⁾
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	9.90%	0.00%	0.00%
Total	$ 200.0	$ 0.0
Fixed interest rate | CDBL
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	6.10%	5.70%	5.80%
Total	$ 136.5	$ 149.0	$ 160.8
Fixed interest rate | Springliner (USD)
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	4.80%	4.80%	4.80%
Total	$ 25.0	$ 27.9	$ 30.7
Fixed interest rate | CMBFL
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Effective interest rate (in percent)	5.80%	5.70%	4.90%
Total	$ 159.5	$ 195.8	$ 37.3